Reportable Segments Reportable Segments (Segment Adjusted EBITDA) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 3,105	$ 2,131	$ 1,738
Depreciation and amortization	(871)	(586)	(406)
Interest expense, net of interest capitalized	(1,018)	(740)	(625)
Bridge loan related fees	(62)	0	0
Gain on deconsolidation of Propane Business	1,057	0	0
Losses on non-hedged interest rate derivatives	(19)	(78)	(52)
Non-cash compensation expense	(47)	(42)	(31)
Losses on non-hedged interest rate derivatives	10	7	(110)
Gain (Loss) on Disposition of Assets	(4)	(1)	(5)
Losses on extinguishments of debt	(123)	0	(16)
Gain on curtailment of other postretirement benefit plans	(15)	0	0
Impairments of investments in affiliates	0	5	53
Inventory, LIFO Reserve, Effect on Income, Net	(75)	0	0
Proportionate share of unconsolidated affiliates’ interest, depreciation, amortization, non-cash compensation expense, loss on extinguishment of debt and taxes	(435)	(114)	(71)
Adjusted EBITDA related to discontinued operations	(99)	(23)	(19)
Other, net	14	(7)	(49)
Income from continuing operations before income tax expense	1,437	548	359
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	2,744	1,781	1,541
Depreciation and amortization	(656)	(405)	(317)
Corporate And Others [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	(52)	(29)	(21)
Investment In Regency [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	525	422	218
Depreciation and amortization	(252)	(169)	(76)
Corporate And Other Activities [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	(14)	(12)	(13)
Adjustments And Eliminations [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	(112)	(43)	0
Depreciation and amortization	$ 51	$ 0	$ 0